Consolidated Statements of Income Consolidated Statements of Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Interest Costs Capitalized	$ 28	$ 5	$ 1